Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended					1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008	Dec. 31, 2007	Jan. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2010	Oct. 31, 2007	May 31, 2008	Feb. 17, 2009	Feb. 11, 2015	Feb. 08, 2015	Feb. 08, 2011	Feb. 17, 2011	Sep. 14, 2009
Income Tax Contingency [Line Items]
Enacted tax rate					25.00%
Dividend withholding tax rate				5.00%
Deferred tax liability on withholding tax on undistributed profits of PRC subsidiaries	$ 0	$ 0	$ 0
Reversed deferred tax liabilities		1,378,000
Interest and penalties related to uncertain tax positions	0	0	0
Material unrecognized tax benefit	0	0	0
Additional Tax against two former directors	2,323,000
Additional tax by way of penalty	1,626,000
Provision for uncertain tax positions	0
Movement of valuation allowance	4,165,000	644,000	3,972,000
Movement of valuation allowance from continuing operations	307,000
Movement of valuation allowance from discontinued operations	3,858,000
Net operating losses carryforward indefinitely	23,289,000	23,285,000	10,316,000
Income tax expense		(1,378,000)	2,501,000
December 31, 2016
Income Tax Contingency [Line Items]
Net operating losses carryforward from continuing operations subjected to expiration	4,081,000
December 31, 2017
Income Tax Contingency [Line Items]
Net operating losses carryforward from continuing operations subjected to expiration	4,389,000
December 31, 2019
Income Tax Contingency [Line Items]
Net operating losses carryforward from continuing operations subjected to expiration	16,661,000
Shenzhen PRC Subsidiaries
Income Tax Contingency [Line Items]
Enacted tax rate			25.00%				24.00%	22.00%	20.00%
Minimum
Income Tax Contingency [Line Items]
Reinvestment period					5 years
Minimum | Namtai Shenzhen
Income Tax Contingency [Line Items]
Percentage of production value					70.00%
Internal Revenue Service (IRS)
Income Tax Contingency [Line Items]
Income tax expense	0	0	0
Hong Kong
Income Tax Contingency [Line Items]
Enacted tax rate	16.50%	16.50%	16.50%
Wuxi Zastron Precision-Flex Co., Ltd. (Wuxi Zastron-Flex)
Income Tax Contingency [Line Items]
Enacted tax rate	25.00%	25.00%
Percentage of income tax exemption			50.00%	100.00%			50.00%	50.00%	100.00%
Tax exemption period	5 years
Directors And Officers | Maximum
Income Tax Contingency [Line Items]
Taxable years involved in controversy, number of years prior to notice						18 years
Directors And Officers | Minimum
Income Tax Contingency [Line Items]
Taxable years involved in controversy, number of years prior to notice						16 years
Taxable years from 1996/1997 to 1999/2000 | Nam Tai Trading Company Limited
Income Tax Contingency [Line Items]
Income tax assessment										120,000	2,900,000
Taxable years from 1997/1998 to 2000/2001 | Nam Tai Trading Company Limited
Income Tax Contingency [Line Items]
Income tax assessment												3,000,000
Taxable years from 1996/1997 to 2003/2004 | Nam Tai Trading Company Limited
Income Tax Contingency [Line Items]
Income tax assessment										900,000
Taxable years from 1996/1997, 1998/1999 and 1999/2000 | Nam Tai Trading Company Limited
Income Tax Contingency [Line Items]
Income tax assessment										1,100,000
Tax years of 2001 and 2002 | Nam Tai Group Management Limited
Income Tax Contingency [Line Items]
Income tax assessment													172,000
Taxable years 2001/2002 to 2003/2004 | Nam Tai Group Management Limited | Subsequent Event
Income Tax Contingency [Line Items]
Income tax assessment														1,100,000		855,000
Total certified taxed costs															5,000
Taxable year 2002/2003 | Nam Tai Telecom (Hong Kong) Company Limited
Income Tax Contingency [Line Items]
Income tax assessment																	34,000	337,000
Total certified taxed costs																	5,000
Taxable years 1996/1997 and 1999/2000 | Directors And Officers
Income Tax Contingency [Line Items]
Income tax assessment						1,540,000
Taxable year 1997/1998
Income Tax Contingency [Line Items]
Additional tax by way of penalty	697,000
Taxable year 1997/1998 | Directors And Officers
Income Tax Contingency [Line Items]
Income tax assessment						667,000
Taxable year 1996/1997
Income Tax Contingency [Line Items]
Additional tax by way of penalty	826,000
Taxable years 1999/2000
Income Tax Contingency [Line Items]
Additional tax by way of penalty	$ 800,000